SUN CAPITAL ADVISERS TRUST

One Sun Life Executive Park

Wellesley Hills, MA 02481

March 4, 2011

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, D.C.  20549

Re:	Sun Capital Advisers Trust (the “Trust”)
File Nos. 333-59039; 811-08879

Ladies and Gentlemen:

Attached for electronic filing on behalf of the Trust pursuant to Section 14(a) under the Securities Exchange Act of 1934 is a definitive proxy statement relating to the Initial Class and Service Class shares for each of the Trust’s 22 funds.  The purpose of the Shareholder Meetings is to consider the election of Trustees and to consider the approval of a subadvisory agreement relating only to the Sun Capital Global Real Estate Fund.  This definitive proxy statement reflects changes made in response to comments provided by the staff of the Securities and Exchange Commission on February 25, 2011 with respect to the Trust’s preliminary proxy statement filed February 18, 2011.

If you have any questions or comments concerning the Amendment, please contact Christopher P. Harvey, Esq. at (617) 728-7167 or Kathryn Cohen at (617) 728-7165, counsel to the Trust.

Sincerely,

/s/ Maura A. Murphy, Esq.
Maura A. Murphy, Esq.

Enclosures
cc:           Ms. Rebecca Marquigny, Esq. (Division of Investment Management)